CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating Activities
Net loss	$ (49,348)	$ (19,806)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	903	904
Stock-based compensation	3,207	54
Noncash lease expense	273	331
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties	1,043	88
Noncash interest expense (including related party amounts of $160 and $1,663 for the nine months ended September 30, 2023 and 2022, respectively)	300	1,663
Transaction costs expensed	3,329	0
Loss on issuance of forward purchase contract	24,475	0
Changes in operating assets and liabilities:
Accounts receivable	29	(45)
Prepaid expenses and other current assets	(1,037)	(47)
Accounts payable and accrued expenses	2,100	91
Operating lease liabilities	(283)	(327)
Other, net	0	3
Net cash used in operating activities	(15,009)	(17,091)
Investing activities
Purchases of property and equipment	0	(109)
Purchases of capitalized software	(30)	(49)
Net cash used in investing activities	(30)	(158)
Financing activities
Proceeds from exercise of common stock options	12	160
Proceeds from related party loans	5,300	17,500
Proceeds from draws on revolving line of credit	4,931	0
Proceeds from issuance of common stock	1,667	0
Proceeds from issuance of PIPE warrants	10,210	0
Payment of debt issuance costs on revolving line of credit	(72)	0
Repayments on paycheck protection loan	0	(675)
Payment of deferred underwriting fee	(1,250)	0
Payment of transaction costs	(13,055)	0
Net cash provided by financing activities	23,958	16,985
Net increase in cash, cash equivalents, and restricted cash	8,919	(264)
Cash, cash equivalents, and restricted cash at the beginning of period	117	351
Cash, cash equivalents, and restricted cash at the end of period	9,036	87
Cash and cash equivalents	8,786	87
Restricted cash	250	0
Total cash, cash equivalents, and restricted cash	9,036	87
Supplemental disclosure of noncash investing and financing activities
Issuance of subscription receivable	32,915	0
Conversion of legacy convertible promissory notes	18,913	0
Unpaid transaction costs included in accounts payable and accrued expenses	7,338	0
Assumption of derivative warrant liabilities	2,045	0
Capitalized software costs included in accounts payable and accrued expenses	15	0
Convertible Promissory Notes and Convertible Promissory Notes
Financing activities
Proceeds from issuance of convertible promissory notes and convertible promissory notes due to related parties	6,215	0
Senior Convertible Promissory Notes with Warrants
Financing activities
Proceeds from issuance of convertible promissory notes and convertible promissory notes due to related parties	$ 10,000	$ 0